Fair Value Measurements	12 Months Ended
Dec. 31, 2011
SQN Alternative Investment Fund III L.P.
Fair Value Measurements

7.  Fair Value Measurements

The Company follows the fair value guidance in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) for items that are required to be measured at fair value. ASC 820’s valuation techniques are based on observable and unobservable inputs. Observable inputs reflect readily obtainable data from independent sources, while unobservable inputs reflect our market assumptions. ASC 820 classifies these inputs into the following hierarchy:

Level 1 Inputs — Quoted prices for identical instruments in active markets.

Level 2 Inputs — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 Inputs — Instruments with primarily unobservable value drivers.

Fair value information with respect to the Company’s leased assets and liabilities are not separately provided for since ASC 820 does not require fair value disclosures of leasing arrangements.

The Companys carrying value of cash and cash equivalents, escrow deposits, accounts receivable, other assets, accounts payable and accrued liabilities, due to SQN Securities, LLC and Limited Partners contributions received in advance, approximate fair value due to their short term until maturity.

The Company’s carrying values and approximate fair values of Level 3 inputs are as follows:

	December 31, 2011
	Carrying Value	Fair Value

Assets:
Equipment notes receivable, including accrued interest	$1,407,231	$1,407,231

The carrying amount of the Company’s equipment note receivable, including accrued interest approximates, fair value based at December 31, 2011, based on the following factors: (i) interest rates have remained stable, (ii) the basic technology, the Archimedes Screw, is thousands of year old and has been successfully used in other hydro-electric generating plants in Europe, (iii) there is minimal credit risk associated with the lessee and (iv) the short period of time between funding this equipment note receivable and the Company’s year-end.

SQN AIF III GP, LLC
Fair Value Measurements

6.  Fair Value Measurements

The Partnership follows the fair value guidance in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) for items that are required to be measured at fair value. ASC 820’s valuation techniques are based on observable and unobservable inputs. Observable inputs reflect readily obtainable data from independent sources, while unobservable inputs reflect our market assumptions. ASC 820 classifies these inputs into the following hierarchy:

Level 1 Inputs– Quoted prices for identical instruments in active markets.

Level 2 Inputs– Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 Inputs– Instruments with primarily unobservable value drivers.

Fair value information with respect to the Partnership’s leased assets and liabilities are not separately provided for since ASC 820 does not require fair value disclosures of leasing arrangements.

The Partnership’s carrying value of cash and cash equivalents, escrow deposits, accounts receivable, other assets, accounts payable and accrued liabilities, due to SQN Securities, LLC and Limited Partners contributions received in advance, approximate fair value due to their short term until maturity.

The Partnership’s carrying values and approximate fair values of Level 3 inputs at December 31, 2011 were as follows:

	December 31, 2011		December 31, 2010
	Carrying Value	Fair Value	Carrying Value	Fair Value

Assets:
Equipment notes receivable, including accrued interest	$1,407,231	$1,407,231	$—	$—

The carrying amount of the Partnership’s equipment note receivable, including accrued interest approximates, fair value based at December 31, 2011, based on the following factors: (i) interest rates have remained stable, (ii) the basic technology, the Archimedes Screw, is thousands of year old and has been successfully used in other hydro-electric generating plants in Europe, (iii) there is no credit risk associated with the lessee and (iv) the short period of time between funding this equipment note receivable and the Partnership’s year end.